Intangible Assets	12 Months Ended
Mar. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

Note 4. Intangible Assets

Intangible assets are comprised of patents and trademarks and software developed for internal uses. The gross book values and accumulated amortization as of March 31, 2011 and 2010 were as follows:

	March 31,
	2011	2010
Patents and trademarks	$91,354	$91,354
Software development costs	479,131	355,081

	570,485	446,435
Less accumulated amortization	(215,631)	(134,470)

	$354,854	$311,965

Amortization expense for intangible assets for the years ended March 31, 2011 and 2010 was $81,161 and $69,347, respectively. All of the Company's intangible assets are subject to amortization.

Years Ending March 31,	Patents and Trademarks	Software	Total Intangibles
2012	$8,533	$95,804	$104,337
2013	8,533	95,804	104,337
2014	8,506	77,116	85,622
2015	7,460	29,253	36,713
2016	7,047	16,798	23,845

	$40,079	$314,775	$354,854